UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Amber Capital LP
Address: 153 East 53rd Street
         57th Floor
         New York, NY  10022

13F File Number:  28-11675

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Samuel Jed Rubin
Title:     General Counsel
Phone:     212-340-7330

Signature, Place, and Date of Signing:

     Samuel Jed Rubin     New York, NY/USA     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $2,567,633 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AK STL HLDG CORP               COM              001547108   171327  3705170 SH       SOLE                  3705170        0        0
ALDABRA 2 ACQUISITION CORP     COM              01408A103    30097  3090000 SH       SOLE                  3090000        0        0
AMBAC FINL GROUP INC           COM              023139108     9535   370000 SH  PUT  SOLE                   370000        0        0
AMBAC FINL GROUP INC           COM              023139108     9793   380000 SH  PUT  SOLE                   380000        0        0
ASSURANT INC                   COM              04621X108    59227   885309 SH       SOLE                   885309        0        0
BAKER HUGHES INC               COM              057224107    44037   543000 SH       SOLE                   543000        0        0
BANCO MACRO SA                 SPON ADR B       05961W105    29413  1188900 SH       SOLE                  1188900        0        0
BRASIL TELECOM PARTICIPACOES   SPON ADR PFD     105530109     1514    20300 SH       SOLE                    20300        0        0
COMMERCIAL METALS CO           COM              201723103    29541  1003100 SH       SOLE                  1003100        0        0
DAIMLER AG                     REG SHS          D1668R123    91231   954000 SH       SOLE                   954000        0        0
EMPRESA DIST Y COMERCIAL NOR   SPON ADR         29244A102    10226   464800 SH       SOLE                   464800        0        0
FIRST CMNTY BANCORP CALIF      COM              31983B101    35412   858672 SH       SOLE                   858672        0        0
IRSA INVERSIONES Y REP S A     GLOBL DEP RCPT   450047204    22517  1549675 SH       SOLE                  1549675        0        0
ISHARES TR                     RUSSELL 2000     464287655    18980   250000 SH  PUT  SOLE                   250000        0        0
ISHARES TR                     RUSSELL 2000     464287655    76679  1010000 SH  PUT  SOLE                  1010000        0        0
ISHARES TR                     RUSSELL 2000     464287655    47070   620000 SH  PUT  SOLE                   620000        0        0
ISHARES TR                     RUSSELL 2000     464287655    18980   250000 SH  PUT  SOLE                   250000        0        0
ISHARES TR                     RUSSELL 2000     464287655   227001  2990000 SH  PUT  SOLE                  2990000        0        0
ISHARES TR                     RUSSELL 2000     464287655   146526  1930000 SH  PUT  SOLE                  1930000        0        0
ISHARES TR                     RUSSELL 2000     464287655   450585  5935000 SH  PUT  SOLE                  5935000        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308    41640   892800 SH       SOLE                   892800        0        0
LIVE NATION INC                COM              538034109    32458  2235400 SH       SOLE                  2235400        0        0
MAXCOM TELECOMUNICACIONES SA   ADR REP PR CTF   57773A508     3559   280000 SH       SOLE                   280000        0        0
NEWALLIANCE BANCSHARES INC     COM              650203102    11701  1015690 SH       SOLE                  1015690        0        0
PAETEC HOLDING CORP            COM              695459107    11727  1202748 SH       SOLE                  1202748        0        0
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG   71654V101   127855  1328780 SH       SOLE                  1328780        0        0
PRIDE INTL INC DEL             COM              74153Q102    70257  2072464 SH       SOLE                  2072464        0        0
PRIMEDIA INC                   COM NEW          74157K846    24985  2939412 SH       SOLE                  2939412        0        0
PROSPERITY BANCSHARES INC      COM              743606105    24184   822850 SH       SOLE                   822850        0        0
RETAIL HOLDRS TR               DEP RCPT         76127U101    93350  1000000 SH  CALL SOLE                  1000000        0        0
RETAIL HOLDRS TR               DEP RCPT         76127U101   149360  1600000 SH  CALL SOLE                  1600000        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605   144650  5000000 SH  CALL SOLE                  5000000        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605    28930  1000000 SH  CALL SOLE                  1000000        0        0
SLM CORP                       COM              78442P106    16112   800000 SH       SOLE                   800000        0        0
SPDR TR                        UNIT SER 1       78462F103   131589   900000 SH  CALL SOLE                   900000        0        0
UNIBANCO-UNIAO DE BANCOS BRA   GDR REP PFD UT   90458E107     9873    70700 SH       SOLE                    70700        0        0
VALIDUS HOLDINGS LTD           COM SHS          G9319H102    56313  2167537 SH       SOLE                  2167537        0        0
WADDELL & REED FINL INC        CL A             930059100    11585   321000 SH       SOLE                   321000        0        0
WEATHERFORD INTERNATIONAL LT   COM              G95089101    47814   697000 SH       SOLE                   697000        0        0